Subsequent Events - Additional Information (Details) ¥ in Thousands, $ in Thousands		6 Months Ended
	Jul. 31, 2022 CNY (¥)	Jun. 30, 2022 CNY (¥)	Sep. 15, 2022 USD ($)
Subsequent Event [Line Items]
Prepayments relating to land use right		¥ 10,963
Land use right balance payment date of consideration		Jun. 15, 2023
Subsequent Event
Subsequent Event [Line Items]
Payments To Acquire Land Held For Use	¥ 21,925
Land held for use period	30 years
Stock Repurchase Program Authorized Amount | $			$ 5